UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2017

FORM N-Q
Item 1. Schedule of Investments.
Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 69.8%
Computer & Electronic Products: 10.0%
198,250	Skyworks Solutions, Inc.	$21,099,747
125,350	Western Digital Corp.	11,289,021
		32,388,768
Credit Intermediation: 14.7%
134,750	Euronet Worldwide, Inc.[1]	11,754,242
366,805	Financial Engines, Inc.	13,901,910
753,704	Kearny Financial Corp.[3]	10,514,171
117,410	Visa, Inc. - Class A	11,180,954
		47,351,277
Electrical Equipment & Appliance Manufacturing: 6.5%
868,856	Axon Enterprise, Inc.[1,2,5]	20,861,233

Furniture Manufacturing: 3.3%
207,916	Leggett & Platt, Inc.	10,815,790

Health Care Equipment Manufacturing: 4.4%
184,860	STERIS PLC	14,337,742

Machinery: 3.1%
482,800	3D Systems Corp.[1,2]	9,873,260

Merchant Wholesalers & Durable Goods: 6.8%
53,191	Acuity Brands, Inc.[2]	8,665,346
418,900	LKQ Corp.[1]	13,191,161
		21,856,507
Oil & Gas Extraction: 5.4%
207,700	Apache Corp.	9,712,052
531,550	Gulfport Energy Corp. [1]	7,627,742
		17,339,794
Professional, Scientific & Technical Services: 6.9%
293,546	2U, Inc.[1]	12,549,092
488,377	Luminex Corp.[3,5]	9,894,518
		22,443,610
Rail Transportation: 2.1%
104,000	Genesee & Wyoming, Inc. - Class A1	6,812,000

Real Estate: 3.4%
85,552	The Howard Hughes Corp.[1]	10,964,344

Sporting & Recreation Goods: 3.2%
87,697	Pool Corp.	10,447,344

TOTAL COMMON STOCKS
(Cost $201,341,561)		225,491,669

Principal Amount
CORPORATE BONDS: 24.1%
Air Transportation: 0.4%
	PHI, Inc.,
	5.250%,
$ 1,552,000	3/15/19	1,420,080

Commercial Finance: 0.2%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	505,916

Computer & Electronic Products: 1.1%
	Hewlett-Packard Co.,
	3.750%,
321,000	12/1/20	336,156
	Texas Instruments, Inc.,
	1.000%,
3,250,000	5/1/18	3,239,870
		3,576,026
Credit Intermediation: 3.6%
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,620,963
	Royal Bank of Canada,
	1.500%,
2,000,000	1/16/18	2,000,902
		11,621,865
Food Manufacturing: 4.1%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	6,061,303
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/1/22[1]	6,706,491
	Kraft Heinz Foods Co.,
	5.375%,
523,000	2/10/20	569,451
		13,337,245
Furniture Manufacturing: 0.3%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	989,544

Motion Picture & Entertainment: 1.3%
	Viacom, Inc.,
	3.250%,
4,395,000	3/15/23	4,359,519

Oil & Gas: 3.4%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,834,770

Oil & Gas Extraction: 1.6%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23[2]	5,310,000

Professional, Scientific & Technical Services: 1.6%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,140,559

Publishing Industries: 3.3%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,523,900

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	267,609

Telecommunications: 1.0%
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,216,966
	4.375%,
1,000,000	3/16/21	1,070,943
		3,287,909
Utilities: 2.1%
	Southern Co.,
	2.450%,
6,600,000	9/1/18	6,652,800

TOTAL CORPORATE BONDS
(Cost $76,648,323)		77,827,742

Shares
SHORT-TERM INVESTMENTS: 6.0%
Money Market Funds: 6.0%
19,432,394	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.710%[4]	19,432,394

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,432,394)		19,432,394

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 14.3%
Money Market Funds: 14.3%
46,040,169	First American Government Obligations Fund - Class Z, 0.661%[4]	46,040,169

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $46,040,169)	46,040,169

TOTAL INVESTMENTS IN SECURITIES: 114.2%
(Cost $343,462,447)	368,791,974
Liabilities in Excess of Other Assets: (14.2)%	(45,721,461)
TOTAL NET ASSETS: 100.0%	$323,070,513

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of May 31, 2017. Total loaned securities had a value of $44,231,396 or 13.7% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is considered illiquid. As of May 31, 2017, the value of illiquid securities was $20,408,689 or 6.3% of net assets.
[4]	Seven-day yield as of May 31, 2017.
[5]	Affiliated company as defined by the Investment Company Act of 1940.

	Share/Par Balance at August 31, 2016	Purchases	Sales	Share/Par Balance at May 31, 2017	Realized Gain (Loss)	Dividend Income and Interest	Value at May 31, 2017	Cost
Axon Enterprise, Inc.[6]	1,065,731	-	196,875	868,856	$868,323	$-	$20,861,233	$18,759,937
Luminex Corp.	582,377	-	94,000	488,377	111,392	34,943	9,894,518	8,873,719
Total					$979,715	$34,943	$30,755,751	$27,633,656

[6]	Formerly Taser International, Inc.

The Villere Balanced Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2017:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$46,040,169	$-	$46,040,169	$46,040,169	$-	$-

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows+:

Cost of investments	$343,462,447
Gross unrealized appreciation	45,184,948
Gross unrealized depreciation	(19,855,421)
Net unrealized appreciation	$25,329,527

+ Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$225,491,669	$-	$-	$225,491,669
Corporate Bonds	-	77,827,742	-	77,827,742
Short-Term Investments	19,432,394	-	-	19,432,394
Investments Purchased with Cash Proceeds from Securities Lending	46,040,169	-	-	46,040,169
Total Investments in Securities	$290,964,232	$77,827,742	$-	$368,791,974

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 90.8%
Computer & Electronic Products: 11.4%
23,200	Skyworks Solutions, Inc.	$2,469,176
21,850	Western Digital Corp.	1,967,811
		4,436,987
Credit Intermediation: 22.3%
21,700	Euronet Worldwide, Inc.[1]	1,892,891
57,050	Financial Engines, Inc.	2,162,195
53,700	First Hawaiian, Inc.	1,479,972
94,900	Kearny Financial Corp.[3]	1,323,855
18,580	Visa, Inc. - Class A	1,769,373
		8,628,286
Electrical Equipment & Appliance Manufacturing: 5.3%
85,500	Axon Enterprise, Inc.[1,2,5]	2,052,855

Furniture Manufacturing: 4.0%
29,700	Leggett & Platt, Inc.	1,544,994

Health Care Equipment Manufacturing: 4.4%
21,850	STERIS PLC	1,694,686

Machinery: 6.1%
116,016	3D Systems Corp.[1,2]	2,372,527

Merchant Wholesalers & Durable Goods: 8.3%
9,220	Acuity Brands, Inc.	1,502,030
54,100	LKQ Corp.[1]	1,703,609
		3,205,639
Oil & Gas Extraction: 6.7%
32,650	Apache Corp.	1,526,714
73,500	Gulfport Energy Corp.[1]	1,054,725
		2,581,439
Professional, Scientific & Technical Services: 8.2%
37,500	2U, Inc.[1]	1,603,125
77,700	Luminex Corp.[3,5]	1,574,202
		3,177,327
Rail Transportation: 4.6%
27,000	Genesee & Wyoming, Inc. - Class A1	1,768,500

Real Estate: 4.7%
14,230	The Howard Hughes Corp.[1]	1,823,717

Sporting & Recreation Goods: 4.8%
15,550	Pool Corp.	1,852,472

TOTAL COMMON STOCKS
(Cost $31,801,282)		35,139,429

SHORT-TERM INVESTMENTS: 9.3%
Money Market Funds: 9.3%
3,586,011		Invesco Short-Term Investments Government & Agency Portfolio - Institutional Class, 0.710%[4]	3,586,011

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,586,011)			3,586,011

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 11.7%
Money Market Funds: 11.7%
4,538,685		First American Government Obligations Fund - Class Z, 0.661%[4]	4,538,685

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $4,538,685)			4,538,685

TOTAL INVESTMENTS IN SECURITIES: 111.8%
(Cost $39,925,978)			43,264,125
Liabilities in Excess of Other Assets: (11.8)%			(4,558,044)
TOTAL NET ASSETS: 100.0%			$38,706,081

	[1]	Non-income producing security.
	[2]
This security or a portion of this security was out on loan as of May 31, 2017. Total loaned securities had a value of $4,343,320 or 11.2% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is considered illiquid. As of May 31, 2017, the value of illiquid securities was $2,898,057 or 7.5% of net assets.
[4]	Seven-day yield as of May 31, 2017.
[5]	Affiliated company as defined by the Investment Company Act of 1940.

	Share/Par Balance at August 31, 2016	Purchases	Sales	Share/Par Balance at May 31, 2017	Realized Gain (Loss)	Dividend Income and Interest	Value at May 31, 2017	Cost
Axon Enterprise, Inc.[6]	85,500	-	-	85,500	$-	$-	$2,052,855	$1,891,152
Luminex Corp.	100,500	-	22,800	77,700	7,055	6,030	1,574,202	1,488,583
Total					$7,055	$6,030	$3,627,057	$3,379,735

[6]	Formerly Taser International, Inc.

The Villere Equity Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2017:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$4,538,685	$-	$4,538,685	$4,538,685	$-	$-

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows+:

Cost of investments	$39,925,978
Gross unrealized appreciation	6,705,305
Gross unrealized depreciation	(3,367,158)
Net unrealized appreciation	$3,338,147

+ Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$35,139,429	$-	$-	$35,139,429
Short-Term Investments	3,586,011	-	-	3,586,011
Investments Purchased with Cash Proceeds from Securities Lending	4,538,685	-	-	4,538,685
Total Investments in Securities	$43,264,125	$-	$-	$43,264,125

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date            7/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date            7/26/2017

By (Signature and Title)*        /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date            7/25/2017
* Print the name and title of each signing officer under his or her signature.